Equipment	12 Months Ended
Dec. 31, 2021
Corporate Information
Equipment
Note 7	Equipment

Computer Equipment	December 31 2021	December 31 2020	December 31 2019
Cost
Opening Cost	$15,543	$15,543	$15,543
Additions	-	-	-
Ending Cost	15,543	15,543	15,543

Accumulated Depreciation
Opening Accumulated Depreciation	$(15,543)	$(15,338)	$(15,251)
Charge for the year	-	(205)	(87)
Ending Accumulated Depreciation	(15,543)	(15,543)	(15,338)

Carrying Value	$-	$-	$205